UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22491

Legg Mason BW Global Income Opportunities Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC. (BWG)

FORM N-Q

JULY 31, 2015

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 87.6%
Brazil - 14.3%
Federative Republic of Brazil, Notes	10.000%	1/1/21	55,485,000	BRL	$14,587,939	(a)
Federative Republic of Brazil, Notes	10.000%	1/1/23	88,000,000	BRL	22,457,856	(a)
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	43,100,000	BRL	12,098,123	(a)

Total Brazil					49,143,918

Colombia - 7.3%
Republic of Colombia, Senior Bonds	5.000%	6/15/45	26,800,000		24,991,000	(a)

Hungary - 6.9%
Republic of Hungary, Bonds	5.500%	6/24/25	5,823,000,000	HUF	23,896,831

Indonesia - 13.9%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	65,100,000,000	IDR	4,758,280
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	410,400,000,000	IDR	30,977,972
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	69,800,000,000	IDR	4,958,047
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	96,900,000,000	IDR	6,984,930

Total Indonesia					47,679,229

Mexico - 19.1%
United Mexican States, Bonds	8.500%	5/31/29	224,690,000	MXN	16,694,443	(a)
United Mexican States, Bonds	8.500%	11/18/38	405,979,500	MXN	30,696,233	(a)
United Mexican States, Bonds	7.750%	11/13/42	261,100,000	MXN	18,387,419	(a)

Total Mexico					65,778,095

Poland - 3.8%
Republic of Poland, Bonds	5.250%	10/25/20	29,470,000	PLN	8,854,828
Republic of Poland, Bonds	4.000%	10/25/23	4,670,000	PLN	1,344,694	(a)
Republic of Poland, Bonds	3.250%	7/25/25	10,340,000	PLN	2,820,125

Total Poland					13,019,647

Portugal - 11.5%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.100%	4/15/37	31,450,000	EUR	39,510,284	(a)(b)

South Africa - 10.8%
Republic of South Africa, Bonds	6.500%	2/28/41	608,800,000	ZAR	36,989,283	(a)

TOTAL SOVEREIGN BONDS (Cost - $368,901,674)					301,008,287

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.0%
Aire Valley Mortgages PLC, 2006-1X 2A2	0.872%	9/20/66	1,229,438	GBP	1,846,437	(b)(c)
Banc of America Commercial Mortgage Trust, 2007-3 B	5.575%	6/10/49	1,770,000		1,815,482	(c)
Bankinter Fondo de Titulizacion de Activos, 2013 A2	0.131%	7/17/49	1,703,277	EUR	1,776,586	(b)(c)
Chase Mortgage Finance Corp., 2007-A1 1A4	2.580%	2/25/37	1,762,108		1,722,076	(c)
Chase Mortgage Finance Corp., 2007-A1 2A2	2.666%	2/25/37	2,817,859		2,799,523	(c)
Chase Mortgage Finance Corp., 2007-A2 2A4	2.515%	7/25/37	1,520,543		1,475,649	(c)
Citigroup Commercial Mortgage Trust, 2007-C6 AJFX	5.711%	7/10/17	2,500,000		2,426,005	(c)(d)
Connecticut Avenue Securities, 2014-C03 2M2	3.091%	7/25/24	2,000,000		1,840,411	(c)
Connecticut Avenue Securities, 2015-C01 2M2	4.741%	2/25/25	3,000,000		3,024,216	(c)
Fondo de Titulizacion de Activos UCI, 2016 A2	0.136%	6/16/49	2,775,586	EUR	2,529,595	(b)(c)
Hipocat Fondo de Titulizacion de Activos, HIPO-11 A2	0.111%	1/15/50	1,280,409	EUR	1,168,559	(b)(c)
Hipocat Fondo de Titulizacion de Activos, HIPO-11 A3	0.141%	1/15/50	269,378	EUR	251,052	(b)(c)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.126%	3/22/44	2,868,340	EUR	2,680,940	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AM	5.466%	6/12/47	950,000		999,527	(c)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AM	6.010%	2/15/51	1,760,000		$1,887,979	(c)
Kensington Mortgage Securities PLC, 2007-1X B1B	0.836%	6/14/40	941,988	EUR	876,400	(b)(c)
Kildare Securities Ltd., 2007-1 A3	0.187%	12/10/43	2,600,000	EUR	2,663,657	(b)(c)
Magellan Mortgages PLC, 2002 B	1.081%	7/18/36	200,000	EUR	205,093	(b)(c)
Magellan Mortgages PLC, 2004 A	0.261%	7/20/59	2,979,720	EUR	2,892,476	(b)(c)
RMAC Securities PLC, 2006-NS1X B1C	0.866%	6/12/44	519,546	EUR	486,032	(b)(c)
RMAC Securities PLC, 2006-NS4X B1C	0.836%	6/12/44	1,695,361	EUR	1,558,040	(b)(c)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 A2	0.131%	2/17/50	1,912,917	EUR	2,037,732	(b)(c)
Structured Agency Credit Risk Debt Notes, 2014-DN4 M3	4.741%	10/25/24	5,000,000		5,103,323	(c)
TDA CAM Fondo de Titulizacion de Activos, 2004 A	0.076%	6/26/39	4,545,197	EUR	4,844,344	(b)(c)
TDA CAM Fondo de Titulizacion de Activos, 2005 A	0.101%	10/26/43	755,187	EUR	759,681	(b)(c)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.118%	2/26/49	154,078	EUR	153,982	(b)(c)
TDA CAM Fondo de Titulizacion de Activos, 2009 A2	0.171%	4/28/50	2,808,521	EUR	2,730,684	(b)(c)
TDA CAM Fondo de Titulizacion de Activos, 2009 A3	0.181%	4/28/50	4,505,797	EUR	4,355,096	(b)(c)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.116%	6/22/40	1,689,632	EUR	1,774,611	(b)(c)
TDA Fondo de Titulizacion de Activos, 2027-A2	0.135%	12/28/50	2,552,222	EUR	2,637,615	(b)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C26 AJ	5.997%	6/15/45	400,000		401,300	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $69,124,298)					61,724,103

CORPORATE BONDS & NOTES - 34.4%
CONSUMER DISCRETIONARY - 4.2%
Auto Components - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.000%	8/1/20	910,000		961,187	(a)

Automobiles - 0.3%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	1,000,000		1,011,250

Diversified Consumer Services - 0.2%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	870,000		909,150	(a)

Hotels, Restaurants & Leisure - 0.4%
Arcos Dorados Holdings Inc., Senior Notes	10.250%	7/13/16	2,960,000	BRL	812,196	(d)
BSREP II Center Parcs Jersey 2 Ltd., Secured Bonds	7.000%	8/28/20	320,000	GBP	513,159	(d)

Total Hotels, Restaurants & Leisure					1,325,355

Media - 2.6%
Altice SA, Senior Secured Bonds	7.250%	5/15/22	1,115,000	EUR	1,252,867	(d)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	3/15/21	940,000		958,800
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	1,030,000		1,062,188	(a)
Columbus International Inc., Senior Notes	7.375%	3/30/21	1,390,000		1,482,087	(d)
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	1,130,000		1,049,488
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	200,000		204,000	(d)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	400,000		407,780	(d)
United Group BV, Senior Secured Notes	7.875%	11/15/20	565,000	EUR	664,009	(d)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	1,174,500	GBP	1,882,306	(d)

Total Media					8,963,525

Specialty Retail - 0.4%
Edcon Ltd., Senior Secured Notes	9.500%	3/1/18	325,000	EUR	280,755	(d)
Edcon Ltd., Senior Secured Notes	9.500%	3/1/18	325,000		254,982	(a)(d)
New Look Secured Issuer PLC, Senior Secured Bonds	6.500%	7/1/22	550,000	GBP	842,464	(d)

Total Specialty Retail					1,378,201

TOTAL CONSUMER DISCRETIONARY					14,548,668

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 3.2%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	9.750%	11/17/15	6,230,000	BRL	$1,777,778	(a)

Food Products - 1.5%
Agrokor DD, Senior Notes	8.875%	2/1/20	730,000		796,123	(d)
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	860,000	GBP	1,292,657	(d)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	1,735,000		1,787,050	(d)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,127,000		1,210,116	(d)

Total Food Products					5,085,946

Tobacco - 1.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	2,750,000		2,423,437
Vector Group Ltd., Senior Subordinated Secured Notes	7.750%	2/15/21	1,740,000		1,863,975	(a)

Total Tobacco					4,287,412

TOTAL CONSUMER STAPLES					11,151,136

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Senior Notes	9.625%	10/15/18	560,000		414,400
Bonanza Creek Energy Inc., Senior Notes	6.750%	4/15/21	1,910,000		1,661,700	(a)
Denbury Resources Inc., Senior Notes	5.500%	5/1/22	990,000		789,525
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.250%	11/1/19	1,385,000		845,709
Penn Virginia Corp., Senior Notes	8.500%	5/1/20	1,775,000		843,125	(a)
Tullow Oil PLC, Senior Notes	6.250%	4/15/22	975,000		819,000	(d)

TOTAL ENERGY					5,373,459

FINANCIALS - 13.3%
Banks - 7.3%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	12,600,000		17,166,051	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	5,330,000		7,762,772	(a)

Total Banks					24,928,823

Capital Markets - 6.0%
Goldman Sachs Group Inc., Senior Notes	3.625%	1/22/23	5,000,000		5,051,685	(a)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	13,045,000		15,659,244	(a)

Total Capital Markets					20,710,929

TOTAL FINANCIALS					45,639,752

HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
DaVita HealthCare Partners Inc., Senior Notes	5.750%	8/15/22	1,500,000		1,603,125
HCA Inc., Senior Secured Notes	5.000%	3/15/24	845,000		881,969
Tenet Healthcare Corp., Senior Secured Notes	4.750%	6/1/20	845,000		874,047

TOTAL HEALTH CARE					3,359,141

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.6%
Triumph Group Inc., Senior Notes	5.250%	6/1/22	2,105,000		$2,083,950

Commercial Services & Supplies - 0.3%
Safway Group Holding LLC/Safway Finance Corp., Secured Notes	7.000%	5/15/18	1,065,000		1,091,625	(d)

Construction & Engineering - 0.4%
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	1,820,000	EUR	1,328,213	(d)

Trading Companies & Distributors - 0.7%
Fly Leasing Ltd., Senior Notes	6.750%	12/15/20	2,200,000		2,277,000	(a)

TOTAL INDUSTRIALS					6,780,788

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Anixter Inc., Senior Notes	5.125%	10/1/21	470,000		475,875

Internet Software & Services - 0.2%
VeriSign Inc., Senior Notes	4.625%	5/1/23	800,000		778,000	(a)

TOTAL INFORMATION TECHNOLOGY					1,253,875

MATERIALS - 2.6%
Chemicals - 1.6%
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	2,035,000		1,874,744	(a)
Ineos Finance PLC, Senior Secured Bonds	4.000%	5/1/23	1,180,000	EUR	1,276,108	(d)
Tronox Finance LLC, Senior Notes	6.375%	8/15/20	2,810,000		2,318,250	(a)

Total Chemicals					5,469,102

Construction Materials - 0.5%
Cemex Finance LLC, Senior Secured Notes	6.000%	4/1/24	1,945,000		1,959,879	(d)

Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.250%	1/15/22	800,000	EUR	889,970	(d)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	800,000		793,752	(d)

Total Containers & Packaging					1,683,722

TOTAL MATERIALS					9,112,703

TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 2.0%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,670,000		2,649,975	(d)
Telecom Italia Capital SA, Senior Notes	6.375%	11/15/33	2,215,000		2,292,525	(a)
Unitymedia GmbH, Senior Notes	3.750%	1/15/27	350,000	EUR	366,571	(d)
Wind Acquisition Finance SA, Senior Bonds	7.375%	4/23/21	1,350,000		1,434,375	(d)

Total Diversified Telecommunication Services					6,743,446

Wireless Telecommunication Services - 3.3%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	350,000	EUR	396,861	(d)
Matterhorn Telecom SA, Senior Secured Bonds	3.875%	5/1/22	520,000	EUR	538,638	(d)
Oi SA, Senior Notes	5.750%	2/10/22	8,915,000		7,107,038	(a)(d)
Sprint Corp., Senior Notes	7.250%	9/15/21	2,000,000		1,917,500
T-Mobile USA Inc., Senior Notes	6.500%	1/15/24	1,485,000		1,571,784	(a)

Total Wireless Telecommunication Services					11,531,821

TOTAL TELECOMMUNICATION SERVICES					18,275,267

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 0.8%
Electric Utilities - 0.4%
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	1,225,000	EUR	$1,360,640	(d)

Gas Utilities - 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	6.500%	5/20/21	1,449,000		1,514,205	(a)

TOTAL UTILITIES					2,874,845

TOTAL CORPORATE BONDS & NOTES (Cost - $119,614,098)					118,369,634

MUNICIPAL BONDS - 0.7%
Georgia - 0.7%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	1,230,000		1,492,851	(a)
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	915,000		1,087,112	(a)

TOTAL MUNICIPAL BONDS (Cost - $2,423,176)					2,579,963

SENIOR LOANS - 0.9%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Adria Topco BV, EUR PIK Term Loan	9.000%	6/19/19	1,092,025	EUR	1,216,557	(e)(f)

HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Capsugel Holdings U.S. Inc., USD Term Loan B	3.500%	8/1/18	1,829,139		1,830,772	(e)(f)

TOTAL SENIOR LOANS (Cost - $3,277,538)					3,047,329

			SHARES
COMMON STOCKS - 2.5%
CONSUMER DISCRETIONARY - 1.7%
Diversified Consumer Services - 1.7%
StoneMor Partners LP			196,000		5,930,960	(a)

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
BP Prudhoe Bay Royalty Trust			50,000		2,660,500

TOTAL COMMON STOCKS (Cost - $8,377,799)					8,591,460

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $571,718,583)					495,320,776

SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $7,875,891)	0.118%		7,875,891		7,875,891

TOTAL INVESTMENTS - 146.4% (Cost - $579,594,474#)					503,196,667
Mandatory Redeemable Preferred Stock, at Liquidation Value - (14.5)%					(50,000,000)
Liabilities in Excess of Other Assets - (31.9)%					(109,478,636)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%					$343,718,031

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of the senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$301,008,287	—	$301,008,287
Collateralized mortgage obligations	—	61,724,103	—	61,724,103
Corporate bonds & notes	—	118,369,634	—	118,369,634
Municipal bonds	—	2,579,963	—	2,579,963
Senior loans	—	3,047,329	—	3,047,329
Common stocks	$8,591,460	—	—	8,591,460

Total long-term investments	$8,591,460	$486,729,316	—	$495,320,776

Short-term investments†	7,875,891	—	—	7,875,891

Total investments	$16,467,351	$486,729,316	—	$503,196,667

Other financial instruments:
Futures contracts	$289,243	—	—	$289,243
Forward foreign currency contracts	—	$2,555,913	—	2,555,913

Total other financial instruments	$289,243	$2,555,913	—	$2,845,156

Total	$16,756,594	$489,285,229	—	$506,041,823

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$429,943	—	$429,943

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,684,322
Gross unrealized depreciation	(95,082,129)

Net unrealized depreciation	$(76,397,807)

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	252	9/15	$39,007,007	$39,296,250	$289,243

At July 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,767,475	BRL	8,805,000	HSBC Bank USA, N.A.	8/6/15	$197,696
USD	3,243,029	EUR	2,940,000	Barclays Bank PLC	8/12/15	13,867
EUR	330,000	USD	359,214	Citibank, N.A.	8/12/15	3,243
USD	6,069,852	EUR	5,360,000	Citibank, N.A.	8/12/15	182,672
USD	1,755,274	EUR	1,550,000	Citibank, N.A.	8/12/15	52,825
USD	1,007,867	EUR	890,000	Citibank, N.A.	8/12/15	30,332
USD	19,613,774	EUR	17,320,000	Citibank, N.A.	8/12/15	590,277
USD	34,811,052	EUR	30,740,000	Citibank, N.A.	8/12/15	1,047,639
EUR	115,000	USD	126,682	Goldman Sachs Group Inc.	8/12/15	(372)
USD	1,200,896	EUR	1,065,000	Goldman Sachs Group Inc.	8/12/15	31,148
EUR	4,295,000	USD	4,812,170	HSBC Bank USA, N.A.	8/12/15	(94,738)
EUR	2,130,000	USD	2,354,053	HSBC Bank USA, N.A.	8/12/15	(14,558)
USD	412,115	EUR	365,000	HSBC Bank USA, N.A.	8/12/15	11,216
USD	3,394,297	EUR	3,030,000	HSBC Bank USA, N.A.	8/12/15	66,283
USD	3,475,293	EUR	3,080,000	JPMorgan Chase & Co.	8/12/15	92,362
EUR	745,000	USD	841,130	Morgan Stanley	8/12/15	(22,856)
EUR	370,000	USD	416,571	Morgan Stanley	8/12/15	(10,180)
EUR	470,000	USD	526,756	Morgan Stanley	8/12/15	(10,529)
EUR	895,000	USD	985,766	Morgan Stanley	8/12/15	(2,738)
EUR	385,000	USD	417,190	Morgan Stanley	8/12/15	5,677
EUR	385,000	USD	421,114	Morgan Stanley	8/12/15	1,753
USD	175,915	EUR	155,000	Morgan Stanley	8/12/15	5,670
USD	335,481	EUR	300,000	Morgan Stanley	8/12/15	5,974
USD	190,587	EUR	170,000	Morgan Stanley	8/12/15	3,867
USD	293,821	EUR	265,000	Morgan Stanley	8/12/15	2,757
USD	762,818	EUR	690,000	Morgan Stanley	8/12/15	4,953
EUR	125,000	USD	138,680	UBS AG	8/12/15	(1,386)
USD	2,031,338	GBP	1,310,000	HSBC Bank USA, N.A.	9/15/15	(13,817)
USD	860,605	GBP	555,000	HSBC Bank USA, N.A.	9/15/15	(5,854)
USD	499,346	GBP	320,000	HSBC Bank USA, N.A.	9/15/15	(234)
GBP	335,000	USD	523,929	JPMorgan Chase & Co.	9/15/15	(932)
GBP	290,000	USD	449,796	Morgan Stanley	9/15/15	2,948
USD	856,022	GBP	550,000	Morgan Stanley	9/15/15	(2,630)
INR	1,916,000,000	USD	29,436,165	Barclays Bank PLC	9/16/15	202,754
HUF	1,004,000,000	USD	3,628,610	HSBC Bank USA, N.A.	9/18/15	(41,879)
MXN	172,820,000	USD	10,859,279	HSBC Bank USA, N.A.	10/13/15	(190,632)
ZAR	93,500,000	USD	7,317,493	HSBC Bank USA, N.A.	10/13/15	(16,608)

Total						$2,125,970

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
MXN	— Mexican Peso
USD	— United States Dollar
ZAR	— South African Rand

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason BW Global Income Opportunities Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 21, 2015